Appendix 3 Details of Due Dates of Payments to Suppliers	12 Months Ended
Dec. 31, 2023
APPENDIX 3 DETAILS OF DUE DATES OF PAYMENTS TO SUPPLIERS
Appendix 3 Details of Due Dates of Payments to Suppliers

APPENDIX 3 DETAIL OF DUE DATES OF PAYMENTS TO SUPPLIERS

This appendix forms an integral part of these consolidated financial statements.

	12-31-2023				12-31-2022
	Goods	Services	Other	Total	Goods	Services	Other	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Suppliers with Payments Up-to-Date
Up to 30 days	109,995,114	735,006,985	223,423,829	1,068,425,928	165,444,247	749,444,690	545,460,293	1,460,349,230
Between 31 and 60 days	8,941,687	7,096,098	27,431,127	43,468,912	5,776,032	193,190	41,334,530	47,303,752
Between 61 and 90 days	17,435,120	16,709,409	178,535,976	212,680,505	9,877,476	538,317	20,753,733	31,169,526
Between 91 and 120 days	—	—	—	—	—	—	—	—
Between 121 and 365 days	—	62,070	—	62,070	—	—	—	—
More than 365 days	—	290,572	595,231,621	595,522,193	—	487	308,175,025	308,175,512
Total	136,371,921	759,165,134	1,024,622,553	1,920,159,608	181,097,755	750,176,684	915,723,581	1,846,998,020

	12-31-2023				12-31-2022
	Goods	Services	Other	Total	Goods	Services	Other	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Suppliers Details
Suppliers for energy purchase	—	196,388,412	695,141,510	891,529,922	—	228,033,131	584,217,799	812,250,930
Suppliers for the purchase of fuels and gas	—	255,565,802	—	255,565,802	—	236,836,190	—	236,836,190
Accounts payable for goods and services	53,780,917	307,210,920	—	360,991,837	68,929,751	285,307,363	—	354,237,114
Accounts payable for the purchase of assets	82,591,004	—	329,481,043	412,072,047	112,168,004	—	331,505,782	443,673,786
Total	136,371,921	759,165,134	1,024,622,553	1,920,159,608	181,097,755	750,176,684	915,723,581	1,846,998,020